REVENUE (Tables)	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
Summary of Disaggregated Revenue by Market Based on Location, Monetization Type and Product Type
The Group presents revenue as disaggregated by market based on the location of end user as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
North America	12,257	13,361	27,073	27,504
U.K. and Ireland	9,911	8,364	18,831	16,891
Other Europe	5,931	2,812	9,792	5,582
Rest of the world	2,442	1,435	4,060	2,687
Total revenues	30,541	25,972	59,756	52,664
The Group presents disaggregated revenue by monetization type as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Performance marketing	24,219	20,776	47,592	42,537
Subscription and content syndication	1,946	1,712	3,905	3,575
Advertising and other	4,376	3,484	8,259	6,552
Total revenues	30,541	25,972	59,756	52,664
The Group also tracks its revenues based on the product type from which it is derived. Revenue disaggregated by product type was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Casino	22,073	17,541	41,883	34,613
Sports	8,180	8,394	17,317	17,588
Other	288	37	556	463
Total revenues	30,541	25,972	59,756	52,664

Explanation of significant changes in contract assets and contract liabilities
The following table provides contract assets and contract liabilities from contracts with customers:

	As of June 30, 2024	As of December 31, 2023
Contract assets	117	116
Contract liabilities	(1,869)	(2,207)
Below is the carrying amount of the Group’s contract liabilities and the movements during the six months ended June 30, 2024:

2024
As of January 1	2,207
Amounts included in contract liabilities that was recognized as revenue during the period	(2,239)
Cash received in advance of performance and not recognized as revenue during the period	1,901
As of June 30	1,869